Expense Example - YieldMaxTM Ultra Short Option Income Strategy ETF [Member]	Feb. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	$ 384